                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21248

Morgan Stanley Allocator Fund
                          (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                              (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2007

Date of reporting period: April 30, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY ALLOCATOR FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2006 (UNAUDITED)

  NUMBER OF
    SHARES                                                                                                                  VALUE
--------------                                                                                                         -------------

                  COMMON STOCKS (83.4%)
                  Aerospace & Defense (2.0%)
    7,898         Boeing Co.                                                                                               $659,088
    4,002         General Dynamics Corp.                                                                                    262,611
    1,341         Goodrich Corp.                                                                                             59,675
    1,211         L-3 Communications Holdings, Inc.                                                                          98,939
    4,362         Lockheed Martin Corp.                                                                                     331,076
    3,629         Northrop Grumman Corp.                                                                                    242,780
    4,514         Raytheon Co.                                                                                              199,835
    1,905         Rockwell Collins, Inc.                                                                                    108,966
                                                                                                                       -------------
                                                                                                                          1,962,970
                                                                                                                       -------------
                  Agricultural Commodities/Milling (1.3%)
    10,934        Archer-Daniels-Midland Co.                                                                                397,342
    18,972        Cermaq ASA (Norway)                                                                                       278,263
    91,900        Fjord Seafood ASA (Norway)*                                                                               125,109
   532,518        Pan Fish ASA (Norway)*                                                                                    540,259
                                                                                                                       -------------
                                                                                                                          1,340,973
                                                                                                                       -------------
                  Air Freight/Couriers (0.9%)
    2,277         FedEx Corp.                                                                                               262,151
    8,279         United Parcel Service, Inc. (Class B)                                                                     671,179
                                                                                                                       -------------
                                                                                                                            933,330
                                                                                                                       -------------
                  Airlines (2.5%)
    13,364        Alaska Air Group, Inc.*                                                                                   507,297
    25,400        AMR Corp.*                                                                                                625,856
    24,151        Delta Air Lines, Inc.*                                                                                     16,664
    52,452        Flyi Inc.*                                                                                                  1,049
    27,999        Frontier Airlines Holdings, Inc.*                                                                         189,833
    13,725        JetBlue Airways Corp.*                                                                                    140,819
    35,257        Mesa Air Group, Inc.*                                                                                     371,256
    14,438        SkyWest, Inc.                                                                                             340,304
    19,884        Southwest Airlines Co.                                                                                    322,518
                                                                                                                       -------------
                                                                                                                          2,515,596
                                                                                                                       -------------
                  Aluminum (0.9%)
    12,107        Alcoa, Inc.                                                                                               408,974
    5,536         Aleris International Inc.*                                                                                256,040
    5,543         Century Aluminum Co.*                                                                                     263,902
                                                                                                                       -------------
                                                                                                                            928,916
                                                                                                                       -------------
                  Apparel/Footwear (0.5%)
    1,034         Cintas Corp.                                                                                               43,407
    4,532         Coach, Inc.*                                                                                              149,647
    1,400         Jones Apparel Group, Inc.                                                                                  48,090
    1,275         Liz Claiborne, Inc.                                                                                        49,789
    2,265         Nike, Inc. (Class B)                                                                                      185,368
    1,063         V.F. Corp.                                                                                                 65,045
                                                                                                                       -------------
                                                                                                                            541,346
                                                                                                                       -------------
                  Apparel/Footwear Retail (0.4%)
    6,347         Gap, Inc. (The)                                                                                           114,817
    3,868         Limited Brands, Inc.                                                                                       99,176
    2,414         Nordstrom, Inc.                                                                                            92,529
    5,129         TJX Companies, Inc. (The)                                                                                 123,763
                                                                                                                       -------------
                                                                                                                            430,285
                                                                                                                       -------------
                  Auto Parts: O.E.M. (0.1%)
    1,591         Eaton Corp.                                                                                               121,950
                                                                                                                       -------------
                  Beverages: Alcoholic (0.6%)
    2,543         Anheuser-Busch Companies, Inc.                                                                            113,367
    4,071         Boston Beer Company, Inc.  (The) (Class A)*                                                               109,836
    4,274         Compania Cervecerias Unidas S.A. (ADR) (Chile)                                                            105,354
    1,624         Molson Coors Brewing Co. (Class B)                                                                        119,949
     300          Pyramid Breweries Inc.*                                                                                       689
     100          Redhook Ale Brewery, Inc.                                                                                     380
    5,640         SABMiller plc (United Kingdom)                                                                            118,979
                                                                                                                       -------------
                                                                                                                            568,554
                                                                                                                       -------------
                  Biotechnology (0.8%)
     814          Affymetrix, Inc.*                                                                                          23,321
    2,575         Biogen Idec Inc.*                                                                                         115,489
     453          Cephalon, Inc.*                                                                                            29,744
     556          Charles River Laboratories International, Inc.*                                                            26,271
    2,111         Enzo Biochem, Inc.*                                                                                        25,923
    1,881         Genzyme Corp.*                                                                                            115,042
    3,354         Gilead Sciences, Inc.*                                                                                    192,855
     390          Invitrogen Corp.*                                                                                          25,744
     880          Martek Biosciences Corp.*                                                                                  26,136
    1,950         MedImmune, Inc.*                                                                                           61,367

    2,828         Millennium Pharmaceuticals, Inc.*                                                                          25,678
     172          Millipore Corp.*                                                                                           12,690
     872          PDL Biopharrma Inc.*                                                                                       25,096
    1,833         Regeneron Pharmaceuticals, Inc.*                                                                           26,615
     471          Techne Corp.*                                                                                              26,687
     792          Vertex Pharmaceuticals Inc.*                                                                               28,805
                                                                                                                       -------------
                                                                                                                            787,463
                                                                                                                       -------------
                  Building Products (0.2%)
    2,274         American Standard Companies, Inc.                                                                          98,987
    4,449         Masco Corp.                                                                                               141,923
                                                                                                                       -------------
                                                                                                                            240,910
                                                                                                                       -------------
                  Casino/Gaming (1.1%)
    2,135         Aztar Corp.*                                                                                              101,412
    1,393         Boyd Gaming Corp.                                                                                          69,399
    2,071         GTECH Holdings Corp.                                                                                       70,745
    3,646         Harrah's Entertainment, Inc.                                                                              297,659
    6,772         International Game Technology                                                                             256,862
    6,353         Multimedia Games, Inc.*                                                                                    87,608
    2,846         Pinnacle Entertainment, Inc.*                                                                              77,696
    2,377         Shuffle Master, Inc.*                                                                                      87,830
                                                                                                                       -------------
                                                                                                                          1,049,211
                                                                                                                       -------------
                  Chemicals: Agricultural (0.1%)
    1,209         Monsanto Co.                                                                                              100,831
                                                                                                                       -------------

                  Chemicals: Major Diversified (0.5%)
    4,171         Dow Chemical Co. (The)                                                                                    169,384
    4,318         Du Pont (E.I.) de Nemours & Co.                                                                           190,424
     396          Eastman Chemical Co.                                                                                       21,523
     598          Engelhard Corp.                                                                                            22,969
     557          Hercules Inc.*                                                                                              7,915
    1,065         Rohm & Haas Co.                                                                                            53,889
                                                                                                                       -------------
                                                                                                                            466,104
                                                                                                                       -------------
                  Chemicals: Specialty (0.2%)
    1,079         Air Products & Chemicals, Inc.                                                                             73,933
     382          Ashland Inc.                                                                                               25,143
    1,395         Cambrex Corp.                                                                                              28,291
     571          Chemtura Corp.                                                                                              6,966
    1,485         Praxair, Inc.                                                                                              83,353
     340          Sigma-Aldrich Corp.                                                                                        23,327
     258          Tronox Inc. (Class B)*                                                                                      4,463
                                                                                                                       -------------
                                                                                                                            245,476
                                                                                                                       -------------
                  Commercial Printing/Forms (0.1%)
    1,625         Donnelley (R.R.) & Sons Co.                                                                                54,746
                                                                                                                       -------------

                  Computer Communications (0.0%)
    1,730         QLogic Corp.*                                                                                              36,001
                                                                                                                       -------------

                  Computer Peripherals (0.6%)
    25,572        EMC Corp.*                                                                                                345,478
    1,276         Lexmark International, Inc. (Class A)*                                                                     62,141
    3,902         Network Appliance, Inc.*                                                                                  144,647
                                                                                                                       -------------
                                                                                                                            552,266
                                                                                                                       -------------
                  Computer Processing Hardware (2.6%)
    8,800         Apple Computer, Inc.*                                                                                     619,432
    25,450        Dell, Inc.*                                                                                               666,790
    2,831         Gateway, Inc.*                                                                                              6,228
    30,392        Hewlett-Packard Co.                                                                                       986,828
    1,996         NCR Corp.*                                                                                                 78,642
    36,174        Sun Microsystems, Inc.*                                                                                   180,870
                                                                                                                       -------------
                                                                                                                          2,538,790
                                                                                                                       -------------
                  Construction Materials (0.3%)
    4,041         AMCOL International Corp.                                                                                 116,462
    1,720         Vulcan Materials Co.                                                                                      146,131
                                                                                                                       -------------
                                                                                                                            262,593
                                                                                                                       -------------
                  Containers/Packaging (0.3%)
    1,758         Ball Corp.                                                                                                 70,285
    1,734         Bemis Company, Inc.                                                                                        54,552
    2,372         Pactiv Corp.*                                                                                              57,734
    1,358         Sealed Air Corp.                                                                                           73,128
    1,842         Temple-Inland Inc.                                                                                         85,542
                                                                                                                       -------------
                                                                                                                            341,241
                                                                                                                       -------------
                  Contract Drilling (0.3%)
    1,574         Nabors Industries, Ltd. (Bermuda)*                                                                         58,757
     677          Noble Corp. (Cayman Islands)                                                                               53,442
     567          Rowan Companies, Inc.*                                                                                     25,135
    1,526         Transocean Inc. (Cayman Islands)*                                                                         123,713
                                                                                                                       -------------
                                                                                                                            261,047
                                                                                                                       -------------

                  Data Processing Services (1.2%)
    1,418         Affiliated Computer Services, Inc. (Class A)*                                                              79,068
    6,182         Automatic Data Processing, Inc.                                                                           272,503
    2,044         Computer Sciences Corp.*                                                                                  119,676
    1,637         Convergys Corp.*                                                                                           31,872
    8,247         First Data Corp.                                                                                          393,299
    2,074         Fiserv, Inc.*                                                                                              93,496
    4,009         Paychex, Inc.                                                                                             161,924
                                                                                                                       -------------
                                                                                                                          1,151,838
                                                                                                                       -------------
                  Department Stores (0.6%)
     697          Dillard's, Inc. (Class A)                                                                                  18,178
    2,842         Federated Department Stores, Inc.                                                                         221,250
    3,769         Kohl's Corp.*                                                                                             210,461
    2,758         Penney (J.C.) Co., Inc.                                                                                   180,539
                                                                                                                       -------------
                                                                                                                            630,428
                                                                                                                       -------------
                  Discount Stores (0.8%)
    1,255         Big Lots, Inc.*                                                                                            18,135
    3,548         Dollar General Corp.                                                                                       61,948
    1,709         Family Dollar Stores, Inc.                                                                                 42,725
    1,142         Sears Holdings Corp.*                                                                                     164,094
    9,705         Target Corp.                                                                                              515,336
                                                                                                                       -------------
                                                                                                                            802,238
                                                                                                                       -------------
                  Electrical Products (0.6%)
    2,164         American Power Conversion Corp.                                                                            48,127
    1,016         Cooper Industries Ltd. (Class A) (Bermuda)                                                                 92,913
    4,176         Emerson Electric Co.                                                                                      354,751
    2,007         Molex Inc.                                                                                                 74,500
                                                                                                                       -------------
                                                                                                                            570,291
                                                                                                                       -------------
                  Electronic Components (0.2%)
    2,159         Jabil Circuit, Inc.*                                                                                       84,179
    6,246         Sanmina-SCI Corp.*                                                                                         32,417
    11,178        Solectron Corp.*                                                                                           44,712
                                                                                                                       -------------
                                                                                                                            161,308
                                                                                                                       -------------
                  Electronic Equipment/Instruments (0.4%)
    4,742         Agilent Technologies, Inc.*                                                                               182,188
    1,853         Rockwell Automation, Inc.                                                                                 134,268
    2,794         Symbol Technologies, Inc.                                                                                  29,756
    1,024         Tektronix, Inc.                                                                                            36,168
     532          Thermo Electron Corp.*                                                                                     20,503
                                                                                                                       -------------
                                                                                                                            402,883
                                                                                                                       -------------
                  Electronic Production Equipment (0.6%)
    20,092        Applied Materials, Inc.                                                                                   360,651
    2,443         KLA-Tencor Corp.                                                                                          117,655
    1,735         Novellus Systems, Inc.*                                                                                    42,855
    2,463         Teradyne, Inc.*                                                                                            41,526
                                                                                                                       -------------
                                                                                                                            562,687
                                                                                                                       -------------
                  Electronics/Appliance Stores (0.3%)
    4,449         Best Buy Co., Inc.                                                                                        252,080
    1,827         Circuit City Stores - Circuit City Group                                                                   52,526
    1,461         RadioShack Corp.*                                                                                          24,837
                                                                                                                       -------------
                                                                                                                            329,443
                                                                                                                       -------------
                  Electronics/Appliances (0.2%)
    3,411         Eastman Kodak Co.*                                                                                         91,961
     908          Whirlpool Corp.                                                                                            81,493
                                                                                                                       -------------
                                                                                                                            173,454
                                                                                                                       -------------
                  Engineering & Construction (0.1%)
    1,458         Fluor Corp.                                                                                               135,463
                                                                                                                       -------------

                  Environmental Services (0.2%)
    1,630         Allied Waste Industries, Inc.*                                                                             23,081
     591          Republic Services, Inc.                                                                                    26,010
     661          Waste Connections, Inc.*                                                                                   25,449
    4,108         Waste Management, Inc.                                                                                    153,886
                                                                                                                       -------------
                                                                                                                            228,426
                                                                                                                       -------------
                  Finance/Rental/Leasing (0.1%)
    1,629         CIT Group, Inc.                                                                                            87,982
     482          Ryder System, Inc.                                                                                         25,136
                                                                                                                       -------------
                                                                                                                            113,118
                                                                                                                       -------------
                  Financial Conglomerates (3.7%)
    41,750        Citigroup, Inc.                                                                                         2,085,412
    28,367        JPMorgan Chase & Co.                                                                                    1,287,294
    5,472         State Street Corp.                                                                                        357,431
                                                                                                                       -------------
                                                                                                                          3,730,137
                                                                                                                       -------------
                  Financial Publishing/Services (0.2%)
     967          Equifax, Inc.                                                                                             37,268
    2,041         Moody's Corp.                                                                                            126,562
                                                                                                                      -------------
                                                                                                                           163,830
                                                                                                                      -------------
                  Food: Meat/Fish/Dairy (0.0%)
    1,780         Leroy Seafood Group ASA (Norway)                                                                          35,483
                                                                                                                      -------------

                  Forest Products (0.7%)
    3,701         Louisiana-Pacific Corp.                                                                                   102,074
    8,412         Weyerhaeuser Co.                                                                                          592,794
                                                                                                                       -------------
                                                                                                                            694,868
                                                                                                                       -------------
                  Home Furnishings (0.1%)
    2,238         Leggett & Platt, Inc.                                                                                      59,374
    3,197         Newell Rubbermaid, Inc.                                                                                    87,662
                                                                                                                       -------------
                                                                                                                            147,036
                                                                                                                       -------------
                  Home Improvement Chains (1.0%)
    14,710        Home Depot, Inc. (The)                                                                                    587,370
    5,402         Lowe's Companies, Inc.                                                                                    340,596
     776          Sherwin-Williams Co.                                                                                       39,529
                                                                                                                       -------------
                                                                                                                            967,495
                                                                                                                       -------------

                  Hospital/Nursing Management (0.1%)
    1,350         HCA, Inc.                                                                                                  59,251
     792          Health Management Associates, Inc. (Class A)                                                               16,402
     261          Manor Care, Inc.                                                                                           11,445
    1,540         Tenet Healthcare Corp.*                                                                                    12,813
                                                                                                                       -------------
                                                                                                                             99,911
                                                                                                                       -------------
                  Hotels/Resorts/Cruiselines (1.1%)
    8,569         Carnival Corp. (Panama)                                                                                   401,201
    6,506         Hilton Hotels Corp.                                                                                       175,272
    3,399         Marriott International, Inc. (Class A)                                                                    248,365
    4,323         Starwood Hotels & Resorts Worldwide, Inc.                                                                 248,054
                                                                                                                       -------------
                                                                                                                          1,072,892
                                                                                                                       -------------
                  Household/Personal Care (0.0%)
     466          International Flavors & Fragrances, Inc.                                                                   16,464
                                                                                                                       -------------

                  Industrial Conglomerates (4.7%)
    4,967         3M Co.                                                                                                    424,331
    3,077         Danaher Corp.                                                                                             197,266
    68,834        General Electric Co.                                                                                    2,380,968
    8,472         Honeywell International, Inc.                                                                             360,060
    3,452         Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)                                                               151,025
    1,934         ITT Industries, Inc.                                                                                      108,749
     880          Textron, Inc.                                                                                              79,156
    13,142        Tyco International Ltd. (Bermuda)                                                                         346,292
    10,188        United Technologies Corp.                                                                                 639,908
                                                                                                                       -------------
                                                                                                                          4,687,755
                                                                                                                       -------------
                  Industrial Machinery (0.4%)
    2,910         Illinois Tool Works Inc.                                                                                  298,857
    1,285         Parker Hannifin Corp.                                                                                     104,149
                                                                                                                       -------------
                                                                                                                            403,006
                                                                                                                       -------------
                  Industrial Specialties (0.1%)
    1,202         Ecolab Inc.                                                                                                45,436
     808          PPG Industries, Inc.                                                                                       54,233
                                                                                                                       -------------
                                                                                                                             99,669
                                                                                                                       -------------
                  Information Technology Services (1.6%)
    1,196         Citrix Systems, Inc.*                                                                                      47,744
    5,479         Electronic Data Systems Corp.                                                                             148,371
    16,928        International Business Machines Corp.                                                                   1,393,852
    3,896         Unisys Corp.*                                                                                              24,311
                                                                                                                       -------------
                                                                                                                          1,614,278
                                                                                                                       -------------
                  Integrated Oil (2.6%)
     594          Amerada Hess Corp.*                                                                                        85,102
    14,079        Chevron Corp.                                                                                             859,101
    10,426        ConocoPhillips                                                                                            697,499
    15,361        Exxon Mobil Corp.                                                                                         968,972
     281          Murphy Oil Corp.                                                                                           14,101
                                                                                                                       -------------
                                                                                                                          2,624,775
                                                                                                                       -------------
                  Internet Retail (0.1%)
    3,393         Amazon.com, Inc.*                                                                                         119,468
                                                                                                                       -------------

                  Internet Software/Services (0.3%)
    1,851         VeriSign, Inc.*                                                                                            43,536
    8,836         Yahoo!, Inc.*                                                                                             289,644
                                                                                                                       -------------
                                                                                                                            333,180
                                                                                                                       -------------
                  Investment Banks/Brokers (3.4%)
    4,117         Ameriprise Financial, Inc.*                                                                               201,898
    1,674         Bear Stearns Companies, Inc. (The)                                                                        238,562
    5,515         E*TRADE Group, Inc.*                                                                                      137,213
    6,293         Goldman Sachs Group, Inc. (The)                                                                         1,008,705
    4,051         Lehman Brothers Holdings Inc.                                                                             612,309
    12,348        Merrill Lynch & Co., Inc.                                                                                 941,658
    15,469        Schwab (Charles) Corp. (The)                                                                              276,895
                                                                                                                       -------------
                                                                                                                          3,417,240
                                                                                                                       -------------

                  Investment Managers (0.8%)
    1,437         Federated Investors, Inc. (Class B)                                                                        50,439
    2,455         Franklin Resources, Inc.                                                                                  228,610
    3,781         Janus Capital Group, Inc.*                                                                                 73,578
    6,915         Mellon Financial Corp.                                                                                    260,211
    2,146         Price (T.) Rowe Group, Inc.                                                                               180,672
                                                                                                                       -------------
                                                                                                                            793,510
                                                                                                                       -------------
                  Investment Trusts/Mutual Funds (8.9%)
    69,686        Energy Select Sector SPDR Fund                                                                          3,988,827
     134          Hugoton Royalty Trust LP                                                                                    3,710
    60,721        iShares MSCI Japan Index Fund                                                                             900,492
    34,950        Ishares S&P MidCap 400 Index Fund                                                                       2,802,641
    17,900        Ishares S&P Smallcap 600 Index fund                                                                     1,167,975
                                                                                                                       -------------
                                                                                                                          8,863,645
                                                                                                                       -------------
                  Major Banks (3.1%)
    22,491        Bank of America Corp.                                                                                   1,122,751
    12,874        Bank of New York Co., Inc. (The)                                                                          452,521
    1,239         Comerica, Inc.                                                                                             70,462
    10,833        Wachovia Corp.                                                                                            648,355
    11,586        Wells Fargo & Co.                                                                                         795,842
                                                                                                                       -------------
                                                                                                                          3,089,931
                                                                                                                       -------------
                  Major Telecommunications (3.8%)
    2,627         ALLTEL Corp.                                                                                              169,100
    45,441        AT&T Inc.                                                                                               1,191,009
    21,251        BellSouth Corp.                                                                                           717,859
    25,140        Sprint Nextel Corp.                                                                                       623,472
    33,920        Verizon Communications Inc.                                                                             1,120,378
                                                                                                                       -------------
                                                                                                                          3,821,818
                                                                                                                       -------------
                  Managed Health Care (0.6%)
    1,909         Aetna, Inc.*                                                                                               73,496
    1,488         Caremark Rx, Inc.*                                                                                         67,778
     402          CIGNA Corp.                                                                                                43,014
     531          Coventry Health Care, Inc.*                                                                                26,375
     536          Humana, Inc.*                                                                                              24,216
    4,626         UnitedHealth Group Inc.                                                                                   230,097
    2,189         WellPoint Inc.*                                                                                           155,419
                                                                                                                       -------------
                                                                                                                            620,395
                                                                                                                       -------------
                  Medical Distributors (0.2%)
     684          AmerisourceBergen Corp.                                                                                    29,515
    1,398         Cardinal Health, Inc.                                                                                      94,155
    1,009         McKesson Corp.                                                                                             49,027
     452          Patterson Companies, Inc.*                                                                                 14,726
                                                                                                                       -------------
                                                                                                                            187,423
                                                                                                                       -------------
                  Medical Specialties (0.8%)
    1,557         Applera Corp. - Applied Biosystems Group                                                                   44,904
     344          Bard (C.R.), Inc.                                                                                          25,614
     177          Bausch & Lomb, Inc.                                                                                         8,664
    2,125         Baxter International, Inc.*                                                                                80,112
     803          Becton, Dickinson & Co.                                                                                    50,621
     810          Biomet, Inc.*                                                                                              30,116
    3,813         Boston Scientific Corp.*                                                                                   88,609
     402          Fisher Scientific International, Inc.*                                                                     28,361
     525          Hospira, Inc.*                                                                                             20,239
    4,030         Medtronic, Inc.                                                                                           201,984
    1,440         Pall Corp.                                                                                                 43,459
     428          PerkinElmer, Inc.                                                                                           9,176
    1,198         St. Jude Medical, Inc.*                                                                                    47,297
     949          Stryker Corp.                                                                                              41,519
     341          Waters Corp.*                                                                                              15,454
     812          Zimmer Holdings, Inc.*                                                                                     51,075
                                                                                                                       -------------
                                                                                                                            787,204
                                                                                                                       -------------
                  Metal Fabrications (0.4%)
    1,593         Commercial Metals Co.                                                                                      86,659
    4,248         RTI International Metals, Inc.*                                                                           255,475
     306          Steel Technologies Inc.*                                                                                    7,108
                                                                                                                       -------------
                                                                                                                            349,242
                                                                                                                       -------------
                  Miscellaneous Commercial Services (0.1%)
    1,504         ABM Industries Inc.                                                                                        25,869
    1,506         Sabre Holdings Corp. (Class A)                                                                             34,774
                                                                                                                       -------------
                                                                                                                             60,643
                                                                                                                       -------------
                  Miscellaneous Manufacturing (1.4%)
    4,098         Carlisle Companies, Inc.                                                                                  346,281
    2,175         Dover Corp.                                                                                               108,206
    10,136        Standex International Corp.                                                                               290,802
    4,828         Teleflex Inc.                                                                                             314,979
    21,683        Tredegar Corp.                                                                                            348,229
                                                                                                                       -------------
                                                                                                                          1,408,497
                                                                                                                       -------------
                  Office Equipment/Supplies (0.1%)
     826          Avery Dennison Corp.                                                                                       51,625
    1,709         Pitney Bowes, Inc.                                                                                         71,522
                                                                                                                       -------------
                                                                                                                            123,147
                                                                                                                       -------------

                  Oil & Gas Pipelines (0.2%)
    4,311         El Paso Corp.                                                                                              55,655
     784          Kinder Morgan, Inc.                                                                                        69,008
    3,735         Williams Companies, Inc. (The)                                                                             81,909
                                                                                                                       -------------
                                                                                                                            206,572
                                                                                                                       -------------
                  Oil & Gas Production (1.1%)
    1,481         Anadarko Petroleum Corp.                                                                                  155,238
    2,049         Apache Corp.                                                                                              145,561
    2,949         Devon Energy Corp.                                                                                        177,264
    1,526         EOG Resources, Inc.                                                                                       107,171
    1,282         Kerr-McGee Corp.                                                                                          128,021
    2,483         Occidental Petroleum Corp.                                                                                255,103
    2,251         XTO Energy Inc.                                                                                            95,330
                                                                                                                       -------------
                                                                                                                          1,063,688
                                                                                                                       -------------
                  Oil Refining/Marketing (0.5%)
    2,288         Marathon Oil Corp.                                                                                        181,576
     917          Sunoco, Inc.                                                                                               74,314
    3,344         Valero Energy Corp.                                                                                       216,491
                                                                                                                       -------------
                                                                                                                            472,381
                                                                                                                       -------------
                  Oilfield Services/Equipment (0.8%)
    1,590         Baker Hughes Inc.                                                                                         128,520
    1,624         BJ Services Co.                                                                                            61,793
    2,321         Halliburton Co.                                                                                           181,386
     858          National OilwellVarco, Inc.*                                                                               59,176
    5,422         Schlumberger Ltd. (Netherlands Antilles)                                                                  374,877
                                                                                                                       -------------
                                                                                                                            805,752
                                                                                                                       -------------
                  Other Consumer Services (0.8%)
    2,904         Apollo Group, Inc. (Class A)*                                                                             158,675
    6,445         Block (H.&R.), Inc.                                                                                       147,139
    7,660         Cendant Corp.                                                                                             133,514
    1,756         Central Parking Corp.                                                                                      26,779
    8,149         eBay, Inc.*                                                                                               280,407
    1,233         Rollins, Inc.                                                                                              24,968
                                                                                                                       -------------
                                                                                                                            771,482
                                                                                                                       -------------
                  Other Consumer Specialties (0.1%)
    1,754         Fortune Brands, Inc.                                                                                      140,846
                                                                                                                       -------------

                  Other Metals/Minerals (0.3%)
    3,533         Brush Engineered Materials, Inc.*                                                                          82,354
    2,655         Phelps Dodge Corp.                                                                                        228,834
                                                                                                                       -------------
                                                                                                                            311,188
                                                                                                                       -------------
                  Packaged Software (2.5%)
    4,192         Adobe Systems, Inc.*                                                                                      164,326
    1,583         Autodesk, Inc.*                                                                                            66,549
    1,495         BMC Software, Inc.*                                                                                        32,202
    3,140         CA Inc.                                                                                                    79,630
    2,627         Compuware Corp.*                                                                                           20,175
    1,218         Intuit Inc.*                                                                                               65,979
    63,015        Microsoft Corp.                                                                                         1,521,812
    2,648         Novell, Inc.*                                                                                              21,767
    25,440        Oracle Corp.*                                                                                             371,170
     757          Parametric Technology Corp.*                                                                               11,310
    7,448         Symantec Corp.*                                                                                           121,998
                                                                                                                       -------------
                                                                                                                          2,476,918
                                                                                                                       -------------
                  Personnel Services (0.2%)
    1,601         Monster Worldwide, Inc.*                                                                                   91,897
    2,284         Robert Half International, Inc.                                                                            96,545
                                                                                                                       -------------
                                                                                                                            188,442
                                                                                                                       -------------
                  Pharmaceuticals: Generic Drugs (0.1%)
     350          Barr Pharmaceuticals Inc.*                                                                                 21,192
     721          Mylan Laboratories, Inc.                                                                                   15,747
     332          Watson Pharmaceuticals, Inc.*                                                                               9,442
                                                                                                                       -------------
                                                                                                                             46,381
                                                                                                                       -------------
                  Pharmaceuticals: Major (2.3%)
    5,059         Abbott Laboratories                                                                                       216,222
    6,386         Bristol-Myers Squibb Co.                                                                                  162,077
    9,793         Johnson & Johnson                                                                                         573,968
    3,643         Lilly (Eli) & Co.                                                                                         192,788
    7,122         Merck & Co., Inc.                                                                                         245,139
    23,965        Pfizer, Inc.                                                                                              607,033
    4,835         Schering-Plough Corp.                                                                                      93,412
    4,437         Wyeth                                                                                                     215,949
                                                                                                                       -------------
                                                                                                                          2,306,588
                                                                                                                       -------------
                  Pharmaceuticals: Other (0.2%)
     501          Allergan, Inc.                                                                                             51,463
    4,274         ArQule, Inc.*                                                                                              26,456
    1,068         Forest Laboratories, Inc.*                                                                                 43,126
     786          King Pharmaceuticals, Inc.*                                                                                13,669
    4,779         Savient Pharmaceuticals Inc.*                                                                              26,715
                                                                                                                       -------------
                                                                                                                            161,429
                                                                                                                       -------------

                  Precious Metals (1.1%)
    2,514         Agnico-Eagle Mines Ltd. (Canada)                                                                           92,666
    1,040         Anglo Gold Ltd. (ADR) (South Africa)                                                                       56,867
    3,757         Barrick Gold Corp. (Canada)*                                                                              114,513
    2,354         Freeport-McMoRan Copper & Gold, Inc. (Class B)                                                            152,021
    1,892         Glamis Gold Ltd. (Canada)*                                                                                 74,261
    2,932         Gold Fields Ltd. (ADR) (South Africa)                                                                      74,502
    2,291         Goldcorp Inc. (Canada)                                                                                     80,460
    3,953         Harmony Gold Mining Co. Ltd. (South Africa)*                                                               66,410
    5,552         Kinross Gold Corp. (Canada)*                                                                               68,012
    2,203         Meridian Gold Inc. (Canada)*                                                                               71,598
    2,388         Newmont Mining Corp.                                                                                      139,364
    4,006         Pan American Silver Corp. (Canada)*                                                                        99,349
                                                                                                                       -------------
                                                                                                                          1,090,023
                                                                                                                       -------------
                  Railroads (0.7%)
    2,806         Burlington Northern Santa Fe Corp.                                                                        223,161
    1,624         CSX Corp.                                                                                                 111,228
    3,045         Norfolk Southern Corp.                                                                                    164,430
    1,989         Union Pacific Corp.                                                                                       181,417
                                                                                                                       -------------
                                                                                                                            680,236
                                                                                                                       -------------
                  Real Estate Investment Trusts (0.8%)
     680          Apartment Investment & Management Co. (Class A)*                                                           30,389
    1,507         Archstone-Smith Trust                                                                                      73,662
     640          Boston Properties, Inc.                                                                                    56,493
    2,873         Equity Office Properties Trust                                                                             92,798
    2,066         Equity Residential                                                                                         92,701
    2,646         Host Marriott Corp.                                                                                        55,619
    1,427         Kimco Realty Corp.                                                                                         52,985
    1,284         Plum Creek Timber Co., Inc.                                                                                46,609
    1,731         ProLogis                                                                                                   86,931
     582          Public Storage, Inc.                                                                                       44,744
    1,292         Simon Property Group, Inc.                                                                                105,789
     833          Vornado Realty Trust*                                                                                      79,668
                                                                                                                       -------------
                                                                                                                            818,388
                                                                                                                       -------------
                  Recreational Products (0.3%)
    1,168         Brunswick Corp.*                                                                                           45,809
    2,075         Electronic Arts, Inc.*                                                                                    117,860
    2,118         Hasbro, Inc.                                                                                               41,746
    4,764         Mattel, Inc.*                                                                                              77,082
                                                                                                                       -------------
                                                                                                                            282,497
                                                                                                                       -------------
                  Regional Banks (0.6%)
    3,070         Northern Trust Corp.                                                                                      180,792
    12,588        U.S. Bancorp                                                                                              395,767
                                                                                                                       -------------
                                                                                                                            576,559
                                                                                                                       -------------
                  Restaurants (0.3%)
    1,007         Darden Restaurants, Inc.                                                                                   39,877
    5,759         Starbucks Corp.*                                                                                          214,638
                                                                                                                       -------------
                                                                                                                            254,515
                                                                                                                       -------------
                  Semiconductors (3.9%)
    4,925         Advanced Micro Devices, Inc.*                                                                             159,324
    4,606         Altera Corp.*                                                                                             100,595
    4,604         Analog Devices, Inc.                                                                                      174,584
    3,825         Applied Micro Circuits Corp.*                                                                              14,038
    5,244         Broadcom Corp. (Class A)*                                                                                 215,581
    5,008         Freescale Semiconductor Inc. (Class B)*                                                                   158,603
    75,352        Intel Corp.                                                                                             1,505,533
    3,798         Linear Technology Corp.                                                                                   134,829
    4,892         LSI Logic Corp.*                                                                                           52,100
    4,055         Maxim Integrated Products, Inc.                                                                           142,979
    7,616         Micron Technology, Inc.*                                                                                  129,244
    4,244         National Semiconductor Corp.                                                                              127,235
    4,174         NVIDIA Corp.*                                                                                             121,964
    2,282         PMC - Sierra, Inc.*                                                                                        28,365
    20,065        Texas Instruments Inc.                                                                                    696,456
    4,323         Xilinx, Inc.                                                                                              119,617
                                                                                                                       -------------
                                                                                                                          3,881,047
                                                                                                                       -------------
                  Services to the Health Industry (0.2%)
     489          Express Scripts, Inc.*                                                                                     38,210
     655          IMS Health Inc.                                                                                            17,803
     413          Laboratory Corp. of America Holdings*                                                                      23,582
    1,012         Medco Health Solutions Inc.*                                                                               53,869
     533          Quest Diagnostics Inc.                                                                                     29,704
     399          Stericycle, Inc.*                                                                                          26,270
                                                                                                                       -------------
                                                                                                                            189,438
                                                                                                                       -------------
                  Specialty Stores (0.7%)
    1,969         AutoNation, Inc.*                                                                                          44,342
     607          AutoZone, Inc.*                                                                                            56,821
    3,257         Bed Bath & Beyond Inc.*                                                                                   124,906
    3,436         Office Depot, Inc.*                                                                                       139,433
     773          OfficeMax Inc.                                                                                             29,915

    8,099         Staples, Inc.                                                                                             213,895
    1,583         Tiffany & Co.                                                                                              55,231
                                                                                                                       -------------
                                                                                                                            664,543
                                                                                                                       -------------
                  Specialty Telecommunications (0.2%)
    1,520         CenturyTel, Inc.                                                                                           57,304
    3,824         Citizens Communications Co.                                                                                50,783
    17,992        Qwest Communications International, Inc.*                                                                 120,726
                                                                                                                       -------------
                                                                                                                            228,813
                                                                                                                       -------------
                  Steel (0.8%)
    1,104         Allegheny Technologies Inc.                                                                                76,551
     599          Carpenter Technology Corp.                                                                                 71,251
     628          Chaparral Steel Co.*                                                                                       39,639
     602          Cleveland-Cliffs, Inc.                                                                                     51,525
    2,018         Nucor Corp.                                                                                               219,599
    1,031         Quanex Corp.                                                                                               44,086
     707          Reliance Steel & Aluminum Co.                                                                              62,888
     697          Ryerson Tull, Inc.                                                                                         20,478
    1,057         Steel Dynamics, Inc.                                                                                       65,999
    1,422         United States Steel Corp.                                                                                  97,407
    1,959         Worthington Industries, Inc.                                                                               38,690
                                                                                                                       -------------
                                                                                                                            788,113
                                                                                                                       -------------
                  Telecommunication Equipment (1.6%)
    1,311         ADC Telecommunications, Inc.*                                                                              29,353
    1,828         Andrew Corp.*                                                                                              19,340
    2,265         Comverse Technology, Inc.*                                                                                 51,302
    27,434        Motorola, Inc.                                                                                            585,716
    18,139        QUALCOMM, Inc.                                                                                            931,256
                                                                                                                       -------------
                                                                                                                          1,616,967
                                                                                                                       -------------
                  Tools/Hardware (0.2%)
     961          Black & Decker Corp.                                                                                       89,959
     694          Snap-On, Inc.                                                                                              28,801
     866          Stanley Works (The)                                                                                        45,249
                                                                                                                       -------------
                                                                                                                            164,009
                                                                                                                       -------------
                  Trucks/Construction/Farm Machinery (0.9%)
    6,833         Caterpillar Inc.                                                                                          517,531
     508          Cummins Inc.                                                                                               53,086
    2,455         Deere & Co.                                                                                               215,500
     811          Navistar International Corp.*                                                                              21,394
    1,733         PACCAR, Inc.                                                                                              124,655
                                                                                                                       -------------
                                                                                                                            932,166
                                                                                                                       -------------
                  Wholesale Distributors (0.1%)
     271          Castle (A.M.) & Co.                                                                                         9,783
    1,936         Genuine Parts Co.                                                                                          84,506
                                                                                                                       -------------
                                                                                                                             94,289
                                                                                                                       -------------

                  TOTAL COMMON STOCKS (Cost $68,492,417)                                                                 83,088,388
                                                                                                                       -------------

  PRINCIPAL
  AMOUNT IN                                                                          COUPON        MATURITY
  THOUSANDS                                                                           RATE           DATE
--------------                                                                      --------      ----------
                  CORPORATE BONDS (1.2%)
                  Advertising/Marketing Services (0.0%)
     $10          Interpublic Group of Companies, Inc. (The)                          5.40%        11/15/09                   9,200
      10          WPP Finance (UK) Corp. - 144A** (United Kingdom)                    5.875        06/15/14                   9,754
                                                                                                                       -------------
                                                                                                                             18,954
                                                                                                                       -------------
                  Aerospace & Defense (0.0%)
      15          Northrop Grumman Corp.                                              4.079        11/16/06                  14,905
      15          Systems 2001 Asset Trust - 144A** (Cayman Islands)                  6.664        09/15/13                  16,070
                                                                                                                       -------------
                                                                                                                             30,975
                                                                                                                       -------------
                  Air Freight/Couriers (0.0%)
      10          Fedex Corp.                                                         7.25         02/15/11                  10,655
                                                                                                                       -------------

                  Apparel/Footwear Retail (0.0%)
      10          Limited Brands, Inc.                                                6.95         03/01/33                   9,595
                                                                                                                       -------------

                  Beverages: Alcoholic (0.0%)
      15          FBG Finance Ltd. - 144A** (Australia)                               5.125        06/15/15                  13,875
                                                                                                                       -------------

                  Cable/Satellite TV (0.1%)
      20          Comcast Cable Communications Inc.                                   6.75         01/30/11                  20,828
      20          Echostar DBS Corp.                                                  6.375        10/01/11                  19,575
                                                                                                                       -------------
                                                                                                                             40,403
                                                                                                                       -------------
                  Chemicals: Major Diversified (0.0%)
      15          ICI Wilmington Inc.                                                 4.375        12/01/08                  14,452
                                                                                                                       -------------

                  Containers/Packaging (0.0%)
      15          Sealed Air Corp. - 144A**                                           5.625        07/15/13                  14,595
                                                                                                                       -------------

                  Electric Utilities (0.1%)
      5           Detroit Edison Co. (The)                                            6.125        10/01/10                   5,100
      10          Entergy Gulf States - 144A**                                        5.61         12/08/08                  10,013
      10          Entergy Gulf States, Inc.                                           3.60         06/01/08                   9,581
      10          Entergy Gulf States, Inc.                                           5.22         12/01/09                   9,898
      20          Monongahela Power Co.                                               5.00         10/01/06                  19,949
      5           Pacific Gas & Electric Co.                                          6.05         03/01/34                   4,798
      5           Panhandle Eastern Pipe Line Co. (Series B)                          2.75         03/15/07                   4,885
      30          PSEG Energy Holdings Inc.                                           8.625        02/15/08                  31,275
      10          Texas Eastern Transmission                                          7.00         07/15/32                  10,696
      15          Wisconsin Electric Power Co.                                        3.50         12/01/07                  14,586
                                                                                                                       -------------
                                                                                                                            120,781
                                                                                                                       -------------
                  Electrical Products (0.0%)
      15          Cooper Industries Inc. - 144A**                                     5.25         11/15/12                  14,642
                                                                                                                       -------------

                  Electronics/Appliances (0.0%)
      10          LG Electronics Inc. - 144A** (South Korea)                          5.00         06/17/10                   9,645
                                                                                                                       -------------

                  Finance/Rental/Leasing (0.1%)
      20          Countrywide Home Loans, Inc. (Series MTN)                           3.25         05/21/08                  19,180
      25          MBNA Corp.                                                          5.14         05/05/08                  25,212
      20          Nationwide Building Society - 144A** (United Kingdom)               4.25         02/01/10                  19,165
      20          Residential Capital Corp.                                           6.375        06/30/10                  19,933
      15          SLM Corp.                                                           4.00         01/15/10                  14,230
                                                                                                                       -------------
                                                                                                                             97,720
                                                                                                                       -------------
                  Financial Conglomerates (0.1%)
      45          General Electric Capital Corp.                                      5.45         01/15/13                  44,702
      25          General Motors Acceptance Corp.                                     6.875        09/15/11                  23,446
                                                                                                                       -------------
                                                                                                                             68,148
                                                                                                                       -------------
                  Food: Major Diversified (0.0%)
      10          ConAgra Foods, Inc.                                                 7.00         10/01/28                  10,118
                                                                                                                       -------------

                  Gas Distributors (0.0%)
      20          NiSource Finance Corp.                                              5.344        11/23/09                  20,086
      10          Sempra Energy                                                       4.621        05/17/07                   9,921
                                                                                                                       -------------
                                                                                                                             30,007
                                                                                                                       -------------
                  Home Furnishings (0.0%)
      5           Mohawk Industries, Inc.                                             6.125        01/15/16                   4,921
      10          Mohawk Industries, Inc. (Series D)                                  7.20         04/15/12                  10,408
                                                                                                                       -------------
                                                                                                                             15,329
                                                                                                                       -------------
                  Hotels/Resorts/Cruiselines (0.1%)
      25          Hyatt Equities LLC - 144A**                                         6.875        06/15/07                  25,303
      10          Starwood Hotels & Resorts Worldwide, Inc.                           7.375        05/01/07                  10,225
                                                                                                                       -------------
                                                                                                                             35,528
                                                                                                                       -------------
                  Household/Personal Care (0.0%)
      20          Clorox Co. (The)                                                    5.025        12/14/07                  20,028
                                                                                                                       -------------

                  Insurance Brokers/Services (0.1%)
     100          Farmers Exchange Capital - 144A**                                   7.05         07/15/28                  97,412
      25          Marsh & McLennan Companies, Inc.                                    5.375        07/15/14                  23,496
                                                                                                                       -------------
                                                                                                                            120,908
                                                                                                                       -------------
                  Major Telecommunications (0.1%)
      15          AT&T Corp.                                                          9.75         11/15/31                  17,827
      15          Deutsche Telekom International Finance Corp. BV (Netherlands)       8.25         06/15/30                  17,862
      15          France Telecom S.A. (France)                                        8.50         03/01/31                  18,540
      10          SBC Communications, Inc.                                            6.15         09/15/34                   9,450
      10          Sprint Capital Corp.                                                8.75         03/15/32                  12,444
      15          Telecom Italia Capital SpA (Luxembourg)                             4.00         01/15/10                  14,137
                                                                                                                       -------------
                                                                                                                             90,260
                                                                                                                       -------------
                  Managed Health Care (0.0%)
      20          Health Net, Inc.                                                    9.875        04/15/11                  22,645
      10          WellPoint Inc. - 144A**                                             4.25         12/15/09                   9,593
                                                                                                                       -------------
                                                                                                                             32,238
                                                                                                                       -------------
                  Media Conglomerates (0.0%)
      10          News America Inc.                                                   7.28         06/30/28                  10,256
                                                                                                                       -------------

                  Medical Distributors (0.0%)
      10          AmerisourceBergen Corp. - 144A**                                    5.625        09/15/12                   9,817
                                                                                                                       -------------

                  Motor Vehicles (0.1%)
      5           DaimlerChrysler North American Holdings Co.                         8.50         01/18/31                   5,812
      50          General Motors Corp.                                                8.375        07/15/33                  37,500
                                                                                                                       -------------
                                                                                                                             43,312
                                                                                                                       -------------
                  Multi-Line Insurance (0.1%)
      35          AIG Sun America Global Finance VI - 144A**                          6.30         05/10/11                  36,144
      10          American General Finance Corp. (Series MTNI)                        4.625        05/15/09                   9,810
      10          AXA Financial, Inc.                                                 6.50         04/01/08                  10,197
                                                                                                                       -------------
                                                                                                                             56,151
                                                                                                                       -------------
                  Other Metals/Minerals (0.0%)
      15          Brascan Corp. (Canada)                                              7.125        06/15/12                  15,833
                                                                                                                       -------------

                  Property - Casualty Insurers (0.1%)
      10          Platinum Underwriters Finance Inc. (Series B)                       7.50         06/01/17                   9,783
      10          Platinum Underwriters Holdings, Ltd. (Series B) (Bermuda)           6.371        11/16/07                   9,959
      20          St. Paul Travelers Companies, Inc. (The)                            5.01         08/16/07                  19,891
      25          XLLIAC Global Funding - 144A**                                      4.80         08/10/10                  24,167
                                                                                                                       -------------
                                                                                                                             63,800
                                                                                                                       -------------
                  Pulp & Paper (0.1%)
      30          Abitibi-Consolidated Inc. (Canada)                                  8.85         08/01/30                  27,750
      25          Bowater Canada Finance (Canada)                                     7.95         11/15/11                  25,188
      10          Sappi Papier Holding AG - 144A** (Austria)                          6.75         06/15/12                   9,522
                                                                                                                       -------------
                                                                                                                             62,460
                                                                                                                       -------------
                  Railroads (0.0%)
      12          Burlington North Santa Fe Railway Co.                               4.575        01/15/21                  11,595
      5           Union Pacific Corp.                                                 6.625        02/01/08                   5,100
      10          Union Pacific Corp.                                                 6.65         01/15/11                  10,401
                                                                                                                       -------------
                                                                                                                             27,096
                                                                                                                       -------------
                  Regional Banks (0.0%)
      15          Marshall & Ilsley Bank (Series BKNT)                                3.80         02/08/08                  14,625
                                                                                                                       -------------

                  Savings Banks (0.1%)
      35          Household Finance Corp.                                             8.00         07/15/10                  38,087
      13          Washington Mutual Inc.                                              8.25         04/01/10                  14,095
                                                                                                                       -------------
                                                                                                                             52,182
                                                                                                                       -------------
                  Trucks/Construction/Farm Machinery (0.0%)
      20          Caterpillar Financial Services Corp. (Series MTNF)                  4.84         08/20/07                  20,022
                                                                                                                       -------------

                  TOTAL CORPORATE BONDS (Cost $1,226,994)                                                                 1,194,410
                                                                                                                       -------------

                  U.S. GOVERNMENT & AGENCIES OBLIGATIONS (5.0%)
                  Federal Home Loan Mortgage Corp.
     250          ..............................................................      5.50           ***                    247,813

                  Federal National Mortgage Assoc.
      93          ..............................................................      7.00         07/01/29                  96,073
      40          ..............................................................      7.00         04/01/32                  41,660
     402          ..............................................................      7.00         11/01/34                 413,604
     177          ..............................................................      7.00         12/01/35                 181,840

                  U.S. Treasury Bonds
    1,125         ..............................................................      6.125        08/15/29               1,248,136
      85          ..............................................................      6.375        08/15/27                  96,409

                  U.S. Treasury Notes
     400          ..............................................................      3.50         11/15/06                 397,000
    2,130         ..............................................................      5.625        05/15/08               2,161,036

                  U.S. Treasury Strips
     175          ..............................................................      0.00         02/15/25                  64,423
     125          ..............................................................      0.00         02/15/27                  41,625
                                                                                                                       -------------

                  TOTAL U.S. GOVERNMENT & AGENCIES OBLIGATIONS
                    (Cost $5,169,405)                                                                                     4,989,619
                                                                                                                       -------------

                  CONVERTIBLE BONDS (1.8%)
                  Airlines (0.5%)
     350          Continental Airlines Inc.                                           5.00         06/15/23                 536,375
                                                                                                                       -------------

                  Electronic Equipment/Instruments (0.3%)
     300          JDS Uniphase Corp.                                                  0.00         11/15/10                 289,125
                                                                                                                       -------------

                  Hotels/Resorts/Cruiselines (0.3%)
     200          Starwood Hotels & Resorts Worldwide, Inc.                           3.50         05/16/23                 285,750
                                                                                                                       -------------

                  Internet Retail (0.3%)
     300          Amazon.com, Inc.                                                    4.75         02/01/09                 285,750
                                                                                                                       -------------

                  Oilfield Services/Equipment (0.4%)
     200          Schlumberger Ltd.                                                   2.125        06/01/23                 354,750
                                                                                                                       -------------

                  TOTAL CONVERTIBLE BONDS (Cost $1,302,444)                                                               1,751,750
                                                                                                                       -------------

                  ASSET-BACKED SECURITIES (0.6%)
                  Finance/Rental/Leasing
     150          American Express Credit Account Master Trust 2002-3 A               5.011++      12/15/09                 150,254
      80          Capital Auto Receivables Asset Trust 2003-3 A3B                     4.829++      01/15/08                  80,140
     100          GE Capital Credit Card Master Note Trust 2004-1 A                   4.62         06/15/10                 100,107
     100          GE Capital Credit Card Master Note Trust 2004-2 A                   4.61++       09/15/10                 100,119
     100          GE Dealer Floorplan Master Note Trust 2004-1 A                      4.973        07/20/08                 100,055
      26          SLM Student Loan Trust 2004-9 A2                                    4.63 ++      10/25/12                  25,880
      25          TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2             4.81         11/17/14                  24,217
                                                                                                                       -------------

                  TOTAL ASSET-BACKED SECURITIES (Cost $581,320)                                                             580,772
                                                                                                                       -------------

                  COLLATERALIZED MORTGAGE OBLIGATIONS (0.4%)
     145          Structured Asset Mortgage Investment Inc.                           5.269        02/25/36                 145,184
      73          Greenpoint Mortgage Funding Trust 2006-AR2                          5.279        03/25/36                  73,013
      50          Harborview Mortgage Loan Trust 2006-1                               5.016        03/19/36                  49,741
      54          Washington Mutual Bank 2005-AR6                                     5.229        04/25/45                  54,093
      47          Washington Mutual Bank 2005-AR15A1B1                                5.209        11/25/45                  47,191
                                                                                                                       -------------

                  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                  (Cost $368,505)                                                                                           369,222
                                                                                                                       -------------

  NUMBER OF
    SHARES
--------------
                  CONVERTIBLE PREFERRED STOCK (0.2%)
                  Life/Health Insurance
    8,800         MetLife, Inc. (Series B) $1.5938
                       (Cost $227,920)                                                                                      246,576
                                                                                                                       -------------

                  PUT OPTIONS PURCHASED (0.1%)
    4,100         Agnico-Eagle Mines Ltd.
                       expiring May 2006 @ $20                                                                                  205
    4,800         Amex Airline Index
                       expiring June 2006 @ $35                                                                               3,120
    10,700        Archer-Daniels-Midland Co.
                       expiring May 2006 @ $35                                                                               13,910
    69,600        Energy Select Sector SPDR
                       expiring May 2006 @ $49                                                                               17,400
    3,000         Glamis Gold Ltd.
                       expiring May 2006 @ $22.50                                                                               150
    6,700         Harmony Gold Mining Co. Ltd.
                       expiring May 2006 @ $10                                                                                  335
    8,800         Kinross Gold Corp.
                       expiring May 2006 @ $7.50                                                                                440
   140,700        Materials Select Sector
                       expiring May 2006 @ $33                                                                               63,315
    30,800        Telecom Holders Trust
                       expiring May 2006 @ $25                                                                                4,620
    30,800        Telecom Holders Trust
                       expiring May 2006 @ $30                                                                               24,640
                                                                                                                       -------------

                  TOTAL PUT OPTIONS PURCHASED
                  (Cost $296,975)                                                                                           128,135
                                                                                                                       -------------

  PRINCIPAL
  AMOUNT IN                                                                          COUPON        MATURITY
  THOUSANDS                                                                           RATE          DATE
--------------                                                                      --------      ----------
                  SHORT-TERM INVESTMENTS (7.5%)
                  U.S. GOVERNMENT AGENCY & OBLIGATION (A) (0.1%)
     $100         Federal Home Loan Mortgage Corp.                                    4.60%        06/12/06                  99,438
      50          U.S. Treasury Bills+                                                4.26         07/13/06                  49,568
                                                                                                                       -------------

                  TOTAL U.S. GOVERNMENT AGENCY & OBLIGATION
                       (Cost $148,994)                                                                                      149,006
                                                                                                                       -------------

                  REPURCHASE AGREEMENT (7.4%)
    7,339         Joint repurchase agreement account (dated 04/28/06;
                     proceeds $7,341,920) (b) (Cost $7,339,000)                       4.775        05/01/06               7,339,000
                                                                                                                       -------------

                  TOTAL SHORT-TERM INVESTMENTS (Cost $7,487,994)                                                          7,488,006
                                                                                                                       -------------

                  TOTAL INVESTMENTS (Cost $85,153,974) (c) (d)                                      100.2%               99,836,878

                  LIABILITIES IN EXCESS OF OTHER ASSETS                                              (0.2)                 (220,521)
                                                                                                   ---------           -------------

                  NET ASSETS                                                                        100.0%              $99,616,357
                                                                                                   =========           =============

----------
    *                Non-income producing security.
    **               Resale is restricted to qualified institutional investors.
   ***               Securities purchased on a forward commitment basis
                     with an approximate principal amount and no
                     definite maturity date; the actual principal amount
                     and the maturity date will be determined upon
                     settlement.
    +                A portion of this securities has been physically
                     segregated in connection with open futures
                     contracts in the amount of $133,012.
    ++               Rate shown is the rate in effect at April 30, 2006.
   (a)               Purchased on a discount basis. The interest rate
                     shown has been adjusted to reflect a money market
                     equivalent yield.
   (b)               Collateralized by federal agency and U.S. Treasury
                     obligations.
   (c)               Securities have been designated as collateral in an
                     amount equal to $14,498,645 in connection with open
                     futures contracts, securities purchased on a
                     forward commitment basis and open forward foreign
                     currency contracts.
   (d)               The aggregate cost for federal income tax purposes
                     approximates the aggregate cost for book purposes.
                     The aggregate gross unrealized appreciation is
                     $17,235,343 and the aggregate gross unrealized
                     depreciation is $2,552,439, resulting in net
                     unrealized appreciation of $14,682,904.

FUTURES CONTRACTS OPEN AT APRIL 30, 2006:

                                               DESCRIPTION,                         UNDERLYING                   UNREALIZED
 NUMBER OF            LONG/                   DELIVERY MONTH                       FACE AMOUNT                  APPRECIATION
 CONTRACTS            SHORT                      AND YEAR                            AT VALUE                  (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------

     9                Long                DAX Index                                $1,710,966                       $23,330
                                          June 2006
     13               Short               US Treasury Notes 2 Year,                (2,648,547)                        9,402
                                          June 2006
     18               Short               US Treasury Notes 5 Year,                (1,874,813)                       22,357
                                          June 2006
     47               Long                US Treasury Notes 10 Year,                4,962,172                      (118,066)
                                          June 2006
     15               Short               US Treasury Bonds 20 Year,               (1,602,656)                       86,977
                                          June 2006
                                                                                                            ----------------------

                                        Net Unrealized Appreciation.................................                $24,000
                                                                                                            ======================

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2006:

      CONTRACTS                                                                     DELIVERY                     UNREALIZED
      TO DELIVER                                 IN EXCHANGE FOR                      DATE                      APPRECIATION
----------------------------------------------------------------------------------------------------------------------------------

      $1,668,434                                  EUR 1,360,000                     06/15/06                        $52,809
                                                                                                            ======================

Currency Abbreviation:
----------------------------
EUR     Euro.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Allocator Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 20, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 20, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 20, 2006

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Allocator Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Omitted;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: June 20, 2006
                                            /s/ Ronald E. Robison
                                            Ronald E. Robison
                                            Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Allocator Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Omitted;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: June 20, 2006
                                            /s/ Francis Smith
                                            Francis Smith
                                            Principal Financial Officer

                                       5